NEW CONSULTANT PROTECTOR VARIABLE UNIVERSAL LIFE

Issued by

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

Through

WILTON REASSURANCE LIFE CO OF NEW YORK

VARIABLE LIFE SEPARATE ACCOUNT A

Supplement dated July 9, 2025

to the

Updating Summary Prospectus dated May 1, 2025

This supplement amends certain disclosure contained in the above referenced prospectus offered by Wilton Reassurance Life Company of New York.

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Effective on or about August 22, 2025 a name change applies to the following portfolio:

PRIOR PORTFOLIO NAME	NEW PORTFOLIO NAME

Invesco Oppenheimer V.I. International Growth Fund - Series I	Invesco V.I. International Growth Fund - Series I

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Please refer to your prospectus for detailed information about available investment options.

If you have any questions, please contact your financial professional or call us at (800) 262-1028.

Please keep this supplement together with your prospectus for future reference.